Janus Henderson VIT Enterprise Portfolio

Schedule of Investments (unaudited)

March 31, 2024

Shares		Value
Common Stocks– 97.7%
Aerospace & Defense – 1.4%
L3Harris Technologies Inc	106,142	$22,618,860
Airlines – 1.0%
Ryanair Holdings PLC (ADR)	118,170	17,204,370
Biotechnology – 2.3%
Argenx SE (ADR)*	28,582	11,253,305
Ascendis Pharma A/S (ADR)*	76,622	11,582,948
Sarepta Therapeutics Inc*	80,008	10,357,836
Vaxcyte Inc*	72,277	4,937,242
		38,131,331
Capital Markets – 2.8%
Cboe Global Markets Inc	51,015	9,372,986
Charles Schwab Corp	193,988	14,033,092
LPL Financial Holdings Inc	88,557	23,396,759
		46,802,837
Chemicals – 1.1%
Corteva Inc	317,379	18,303,247
Commercial Services & Supplies – 4.7%
Cimpress PLC*	155,603	13,772,422
Clean Harbors Inc*	68,869	13,864,018
RB Global Inc	191,126	14,558,067
Rentokil Initial PLC	708,208	4,215,503
Rentokil Initial PLC (ADR)	521,599	15,726,210
Veralto Corp	175,268	15,539,261
		77,675,481
Construction & Engineering – 0.5%
APi Group Corp*	225,808	8,867,480
Diversified Financial Services – 4.5%
Fidelity National Information Services Inc	186,838	13,859,643
Global Payments Inc	101,317	13,542,030
WEX Inc*	199,240	47,325,477
		74,727,150
Electric Utilities – 1.8%
Alliant Energy Corp	579,298	29,196,619
Electrical Equipment – 1.7%
Regal Beloit Corp	35,107	6,322,771
Sensata Technologies Holding PLC	598,656	21,994,621
		28,317,392
Electronic Equipment, Instruments & Components – 5.2%
Flex Ltd*	1,368,567	39,154,702
TE Connectivity Ltd	93,298	13,550,602
Teledyne Technologies Inc*	76,549	32,864,017
		85,569,321
Entertainment – 1.8%
Liberty Media Corp-Liberty Formula One - Series A*	41,105	2,414,508
Liberty Media Corp-Liberty Formula One - Series C*	415,127	27,232,331
		29,646,839
Food & Staples Retailing – 0.7%
Dollar Tree Inc*	81,794	10,890,871
Health Care Equipment & Supplies – 9.0%
Boston Scientific Corp*	754,419	51,670,157
Cooper Cos Inc/The	159,564	16,189,363
Dentsply Sirona Inc	381,227	12,652,924
ICU Medical Inc*	103,035	11,057,716
STERIS PLC	65,584	14,744,595
Teleflex Inc	192,915	43,631,586
		149,946,341
Hotels, Restaurants & Leisure – 2.4%
Aramark	646,217	21,014,977
DoorDash Inc - Class A*	74,722	10,290,714
Entain PLC	934,019	9,398,414
		40,704,105
Information Technology Services – 5.5%
Amdocs Ltd	396,235	35,807,757
GoDaddy Inc*	461,222	54,737,827
		90,545,584
Insurance – 5.6%
Intact Financial Corp	273,326	44,405,385
Ryan Specialty Group Holdings Inc - Class A	175,683	9,750,407

Shares		Value
Common Stocks– (continued)
Insurance– (continued)
WR Berkley Corp	437,526	$38,694,799
		92,850,591
Interactive Media & Services – 0.4%
Ziff Davis Inc*	101,468	6,396,543
Life Sciences Tools & Services – 4.7%
Avantor Inc*	825,636	21,111,513
Illumina Inc*	61,234	8,408,653
PerkinElmer Inc	313,910	32,960,550
Waters Corp*	43,954	15,130,285
		77,611,001
Machinery – 4.9%
Fortive Corp	277,771	23,893,861
Ingersoll Rand Inc	279,456	26,534,347
Wabtec Corp	213,068	31,039,746
		81,467,954
Multi-Utilities – 2.0%
Ameren Corp	257,926	19,076,207
DTE Energy Co	125,211	14,041,162
		33,117,369
Oil, Gas & Consumable Fuels – 1.3%
ONEOK Inc	278,808	22,352,037
Pharmaceuticals – 0.9%
Catalent Inc*	275,578	15,556,378
Professional Services – 6.4%
Broadridge Financial Solutions Inc	145,740	29,856,296
Ceridian HCM Holding Inc*	282,118	18,679,033
SS&C Technologies Holdings Inc	690,021	44,416,652
TransUnion	159,265	12,709,347
		105,661,328
Road & Rail – 3.5%
JB Hunt Transport Services Inc	175,744	35,016,992
TFI International Inc	147,782	23,565,318
		58,582,310
Semiconductor & Semiconductor Equipment – 7.5%
KLA Corp	23,990	16,758,694
Lam Research Corp	11,020	10,706,701
Microchip Technology Inc	292,631	26,251,927
NXP Semiconductors NV	146,021	36,179,623
ON Semiconductor Corp*	473,620	34,834,751
		124,731,696
Software – 6.9%
Constellation Software Inc/Canada	27,394	74,835,942
Dynatrace Inc*	187,561	8,710,333
Nice Ltd (ADR)*	95,846	24,979,385
Topicus.com Inc	68,941	6,176,389
		114,702,049
Specialized Real Estate Investment Trusts (REITs) – 1.3%
Lamar Advertising Co	181,627	21,688,080
Specialty Retail – 2.8%
Burlington Stores Inc*	59,991	13,929,310
CarMax Inc*	287,418	25,036,982
Wayfair Inc - Class A*	99,421	6,748,698
		45,714,990
Textiles, Apparel & Luxury Goods – 0.9%
Gildan Activewear Inc	415,376	15,422,911
Trading Companies & Distributors – 2.2%
Ferguson PLC	166,856	36,446,356
Total Common Stocks (cost $965,385,709)		1,621,449,421
Warrants– 0%
Software – 0%
Constellation Software Inc/Canada, expires 3/31/40*,¢((cost $0)	27,541	2
Investment Companies– 2.0%
Money Markets – 2.0%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº,£((cost $32,930,156)	32,925,324	32,931,909
Total Investments (total cost $998,315,865) – 99.7%		1,654,381,332
Cash, Receivables and Other Assets, net of Liabilities – 0.3%		4,230,402
Net Assets – 100%		$1,658,611,734

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,381,057,183	83.5%
Canada	178,964,014	10.8
United Kingdom	29,340,127	1.8
Israel	24,979,385	1.5
Ireland	17,204,370	1.0
Denmark	11,582,948	0.7
Belgium	11,253,305	0.7

Total	$1,654,381,332	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/24
Investment Companies - 2.0%
Money Markets - 2.0%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	$439,227	$4	$(5)	$32,931,909
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº	1,710∆	-	-	-
Total Affiliated Investments - 2.0%	$440,937	$4	$(5)	$32,931,909

	Value at 12/31/23	Purchases	Sales Proceeds	Value at 3/31/24
Investment Companies - 2.0%
Money Markets - 2.0%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	33,641,177	32,364,346	(33,073,613)	32,931,909
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº	-	37,088,377	(37,088,377)	-

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
Canadian Dollar	4/18/24	(1,445,000)	$1,074,546	$7,369
Euro	4/18/24	666,000	(732,406)	(13,507)
Euro	4/18/24	(883,000)	962,017	8,882
Euro	4/18/24	(833,000)	897,124	(2,039)

				705
Barclays Capital, Inc.:
Canadian Dollar	4/18/24	(10,624,000)	7,949,061	102,917
Euro	4/18/24	813,000	(890,450)	(12,876)
Euro	4/18/24	(5,543,000)	6,073,702	90,435

				180,476
BNP Paribas:
Euro	4/18/24	380,000	(418,043)	(7,861)
Citibank, National Association:
Canadian Dollar	4/18/24	(8,976,000)	6,697,170	68,124
Euro	4/18/24	(2,717,000)	2,989,715	56,910

				125,034
Goldman Sachs & Co. LLC:
Canadian Dollar	4/18/24	(673,000)	503,449	6,418
Euro	4/18/24	(4,991,000)	5,492,496	105,073

				111,491
HSBC Securities (USA), Inc.:
Canadian Dollar	4/18/24	(9,237,000)	6,910,934	89,132
Euro	4/18/24	(5,201,400)	5,722,609	108,074

				197,206
JPMorgan Chase Bank, National Association:
Canadian Dollar	4/18/24	(13,935,000)	10,423,586	132,168
Euro	4/18/24	(8,792,400)	9,679,055	188,296

				320,464
Morgan Stanley & Co. International PLC:
Canadian Dollar	4/18/24	1,272,000	(937,520)	1,891
Canadian Dollar	4/18/24	(1,057,000)	790,715	10,089
Euro	4/18/24	1,218,000	(1,339,696)	(24,954)
Euro	4/18/24	(885,000)	953,161	(2,133)

				(15,107)
State Street Bank and Trust Company:
Canadian Dollar	4/18/24	2,224,000	(1,637,959)	4,533
Canadian Dollar	4/18/24	(14,951,500)	11,156,874	114,741
Euro	4/18/24	(9,315,000)	10,247,478	192,610

				311,884
Total				$1,224,292

Schedule of Total Return Swaps
Counterparty/ Return Paid by the Portfolio	Return Received by the Portfolio	Payment Frequency	Termination Date	Notional Amount	Swap Contracts, at Value and Unrealized Appreciation/ (Depreciation)

UBS AG, London Branch:

Euro short-term rate + 0.55%	Ryanair Holdings PLC	At Maturity	1/8/25	2,042,841	EUR	$251,592
Euro short-term rate + 0.55%	Ryanair Holdings PLC	At Maturity	2/26/25	2,019,254	EUR	278,216
Euro short-term rate + 0.55%	Ryanair Holdings PLC	At Maturity	3/12/25	1,420,967	EUR	63,006
Total						$592,814

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2024

Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$5,546,036
Average amounts sold - in USD	84,568,338
Total return swaps:
Average notional amount	4,267,765

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2024.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended March 31, 2024 is $2, which represents 0.0% of net assets.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2024.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$1,621,449,421	$-	$-
Warrants	-	-	2
Investment Companies	-	32,931,909	-
Total Investments in Securities	$1,621,449,421	$32,931,909	$2
Other Financial Instruments(a):
OTC Swaps	-	592,814	-
Forward Foreign Currency Exchange Contracts	-	1,287,662	-
Total Assets	$1,621,449,421	$34,812,385	$2
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$63,370	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2024 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Portfolio did not hold a significant amount of Level 3 securities as of March 31, 2024.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

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